As filed with the Securities and Exchange Commission on September 9, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21079

Hatteras Alternative Mutual Funds Trust (Formerly AIP Alternative Strategies Funds)
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  June 30, 2010

Item 1. Report to Stockholders.

HATTERAS
Funds

HATTERAS ALPHA HEDGED STRATEGIES FUND

HATTERAS BETA HEDGED STRATEGIES FUND

Semi-Annual Report

Period Ended June 30, 2010

A Letter From The President
Lee W. Schultheis

The entire Hatteras organization would like to thank you for your continued confidence in us, and for your investment in the Hatteras Alpha Hedged Strategies Fund and Hatteras Beta Hedged Strategies Fund (the “Funds”). We value and respect our relationship with both you and your financial advisor. Each day, we focus our efforts on meeting the Funds’ investment objectives and exceeding your client service expectations.

The first half of 2010 has seen world markets and economies continuing their evolution toward a “New Normal” in the wake of the dramatic market crisis of 2008. The world financial system is in a period of great structural change, with the arrival of regulatory reforms and the evolution of how institutions interact with each other. Traditional lending remains weak. Small to mid-size companies are paying greater attention to their balance sheets, yet corporate earnings are actually thriving in the face of a potential “double dip” recession, in part due to their dramatic cost cutting over the last eighteen months.

The dramatic dislocations and market inefficiencies that grew out of 2008 led to strong returns in 2009. In 2010, investors continue to be presented with tremendous opportunities across a wide variety of global markets. Even in this challenging economic environment, valuations in a number of areas are attractive for long-term investors. Opportunities for short positions also abound, as many companies will be unable to thrive in the “New Normal.” It is our job to identify managers who can exploit these opportunities and select underlying investment positions to realize positive returns. At Hatteras, we are keenly aware that even in the hedged, alternative investment space, the value of different strategies’ portfolio positions

 ONE

will be recognized in different time periods. We believe that it’s important to have a broad variety of strategies in a true fund of funds approach, as we seek to mitigate such swings in market sentiments and produce more consistent results.

With market volatility reaching elevated levels, we continue to focus on prudent risk management. Hedged investing is about maximizing risk-adjusted returns, not just returns. It is our task to seek out opportunities, balance the risks and rewards, and mitigate unintended risks whenever possible. Although current market conditions continue to present a variety of attractive opportunities, it is important for us and for our sub-advisors to acknowledge that liquidity and flexibility have never been more important than in the current environment.

The events of the last few years will continue to have a profound effect on the hedge fund industry for many years to come. Those who adapt and survive will be focused on improving many of the elements that already exist in our mutual fund structure: liquidity, independent pricing and custody, and greater transparency into the portfolio management process. The historic risk and return behavior exhibited by hedge fund strategies should be especially attractive to investors in an environment where both the economy and markets may be in a phase of slow and sporadic recovery. We believe that the next few years may well present above average opportunities for those who can employ prudent risk-averse strategies to take advantage of them.

Hatteras Funds, which manages $1.8 billion across a broad range of alternative investment products, has added significant resources to the Funds’ portfolio management team to meet these challenges. This includes the addition of seasoned professionals from the fund of hedge funds industry with expertise in best practices and risk management. We continue to emphasize systemization of the investment process, seeking consistency of results over a wider variety of market conditions. Over the past year, we have enhanced our portfolio management process and our roster of seasoned hedge fund managers in an effort to maximize the units of return realized for each unit of risk taken. Our goal is to provide the performance benefits of investing in fund of hedge funds with the transparency and liquidity of an open end mutual fund.

Our core mission is to provide shareholders with improved access to quality hedge fund managers and their unique strategies. Our success over the years can be attributed to a variety of factors, including our selection of quality managers, the implementation of a prudent mix of strategies, and minimization of risk exposures whenever possible. It is our goal to provide you with premier

 TWO

alternative investments in a liquid and transparent mutual fund structure. Thank you again for your confidence in Hatteras Funds. We look forward to continuing a strong relationship with you and your financial advisor in the future.

Lee W. Schultheis
President, Mutual Funds

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The summary prospectus and prospectus contain this and other important information about the investment company, and may be obtained by calling 1.877.569.2382 or visiting www.hatterasmutualfunds.com. Read it carefully before investing.

The Fund is distributed by Hatteras Capital Distributors, LLC, an affiliate of Hatteras Alternative Mutual Funds by virtue of common control or ownership.

THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Hatteras Alpha Hedged Strategies Fund
*  Allocation of Portfolio Assets — June 30, 2010 (Unaudited)

________________
*	Percentages are stated as a percentage of total investments.

FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Hatteras Beta Hedged Strategies Fund
*  Allocation of Portfolio Assets — June 30, 2010 (Unaudited)

______________
*	Percentages are stated as a percentage of total investments.

FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Expense Example
June 30, 2010 (Unaudited)

As a shareholder of the Hatteras Alpha Hedged Strategies Fund or Hatteras Beta Hedged Strategies Fund (each a “Fund” and collectively “the Funds”), you incur two types of costs: (1) transaction costs, including deferred sales charges (loads) on redemptions of shares held less than one year for Class C shares; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/10 - 6/30/10).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no up-front sales load or transaction fees, a contingent deferred sales charge of 1.00% is applied to Class C shares sold within a year. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result

  SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Expense Example
June 30, 2010 (Unaudited) (continued)

by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hatteras Alpha Hedged Strategies (No Load Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10+

Actual^	$1,000.00	$ 977.00	$24.02
Hypothetical
(5% return before
expenses)**	1,000.00	1,000.50	24.30

‹	Excluding interest expense and dividends on short positions, your actual expenses would be $19.56.

**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $19.84.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 4.90%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.99%.

SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Expense Example
June 30, 2010 (Unaudited) (continued)

Hatteras Alpha Hedged Strategies (C Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10+

Actual^	$1,000.00	$972.80	$27.64
Hypothetical
(5% return before
expenses)**	1,000.00	996.78	27.97

‹	Excluding interest expense and dividends on short positions, your expenses in the Portfolio would be $23.19.

**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $23.52.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 5.65%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 4.74%.

Hatteras Beta Hedged Strategies (No Load Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10+

Actual^	$1,000.00	$ 966.90	$21.75
Hypothetical
(5% return before
expenses)**	1,000.00	1,002.68	22.15

‹	Excluding interest expense and dividends on short positions, your actual expenses in the Portfolio would be $19.46.

**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $19.84.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 4.46%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.99%.

  EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Expense Example
June 30, 2010 (Unaudited) (continued)

Hatteras Beta Hedged Strategies ( C Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10+

Actual^	$1,000.00	$964.10	$25.37
Hypothetical
(5% return before
expenses)**	1,000.00	998.96	25.82

‹	Excluding interest expense and dividends on short positions, your actual expenses in the Portfolio would be $23.08.

**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $23.52.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 5.21%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 4.74%.

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THIS PAGE INTENTIONALLY LEFT BLANK

Hatteras Funds

Hatteras Alpha Hedged Strategies Fund
Hatteras Beta Hedged Strategies Fund

Financial Statements

For the period ended June 30, 2010

Hatteras Funds
For the period ended June 30, 2010

Table of Contents

Schedules of Investments	2-3

Statements of Assets and Liabilities	4

Statements of Operations	5

Statements of Changes in Net Assets	6-7

Statements of Cash Flows	8

Notes to Financial Statements	9-35

Notice of Privacy Policy and Practices	36

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares or
	Principal Amount	Value

Underlying Funds Trust — 98.4%
Event Drivena	9,467,868	$71,435,629
Long/Short Equitya	12,783,239	75,853,696
Market Neutrala	7,923,976	66,083,982
Relative Valuea	8,581,435	66,340,160

Total Underlying Funds Trust (Cost $280,559,471)		$279,713,467

Repurchase Agreements — 2.0%
J.P Morgan 0.020%, dated 6/30/2010,
due 07/01/2010, repurchase price $5,797,453b	$5,797,450	5,797,450

Total Repurchase Agreements (Cost $5,797,450)		5,797,450

Total Investments (Cost $286,356,921) — 100.4%		285,510,917
Liabilities in Excess of Other Assets — (0.4)%		(1,110,854)

Total Net Assets — 100.0%		$284,400,063

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Collateralized by U.S. Treasury Notes.

The accompanying notes are an integral part of these financial statements.

TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS BETA HEDGED STRATEGIES FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares or
	Principal Amount	Value

Underlying Funds Trust — 95.4%
Event Drivena	147,316	$1,111,506
Long/Short Equitya	233,102	1,383,189
Relative Valuea	65,391	505,516

Total Underlying Funds Trust (Cost $2,786,336)		$3,000,211

Repurchase Agreements — 4.9%
J.P Morgan 0.010%, dated 6/30/2010,
due 07/01/2010, repurchase price $155,478b	$155,478	155,478

Total Repurchase Agreements (Cost $155,478)		155,478

Total Investments (Cost $2,941,814) — 100.3%		3,155,689
Liabilities in Excess of Other Assets — (0.3)%		(9,089)

Total Net Assets — 100.0%		$3,146,600

Percentages are stated as a percent of net assets.

Footnotes

a — Non-income producing.
b — Collateralized by U.S. Treasury Notes.

The accompanying notes are an integral part of these financial statements.

THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

	Alpha	Beta
Assets:
Investments in affiliated Portfolios, at value
(cost $280,559,471, $2,786,336)	$279,713,467	$3,000,211
Repurchase Agreements (cost $5,797,450, $155,478)	5,797,450	155,478
Receivable for Fund shares issued	1,307,953	90
Dividends and interest receivable	743	9
Total Assets	286,819,613	3,155,788
Liabilities:
Payable for Fund shares redeemed	1,993,365	—
Accrued distribution fee	70,137	6,642
Accrued shareholder servicing fee	54,836	555
Accrued interest expense	126,390	—
Accrued operating services fee	174,822	1,991
Total Liabilities	2,419,550	9,188
Net Assets	$284,400,063	$3,146,600
Net Assets Consist of:
Shares of beneficial interest	$328,771,293	$9,871,986
Undistributed net investment income (loss)	(1,406,802)	(21,355)
Accumulated net realized gain (loss)	(42,118,424)	(6,917,906)
Net unrealized appreciation (depreciation) on
Investments	(846,004)	213,875
Total Net Assets	$284,400,063	$3,146,600
No Load Shares
Net assets	$264,173,571	$2,588,356
Shares outstanding (unlimited shares authorized,
$0.001 par value)	27,027,789	276,855
Net asset value, redemption price and offering
price per share	$9.77	$9.35
Class C Shares
Net assets	$20,226,492	$558,244
Shares outstanding (unlimited shares authorized,
$0.001 par value)	2,092,122	61,223
Net asset value, redemption price and offering
price per share	$9.67	$9.12

The accompanying notes are an integral part of these financial statements.

FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

	Alpha	Beta

Investment Income:
Income distributions from affiliated Portfolios	$—	$—
Interest income	3,001	50

Total Investment Income	3,001	50

Expenses:
Shareholder servicing fees (No Load Shares)	318,922	3,949
Distribution fees (Class C Shares)	108,723	3,315
Operating services fees	1,024,464	14,141

Total operating expenses before interest expense	1,452,109	21,405
Interest expense on credity facility	270,494	—

Total Expenses	1,722,603	21,405

Net Investment Income (Loss)	(1,719,602)	(21,355)

Realized and Unrealized Gain (Loss) on
Investments:
Realized Gains (Losses) from sale of affiliated
Portfolios	(9,547,819)	(229,075)
Realized Gain distributions from affiliated Portfolios	1,233,706	—

Total Realized Gains (Losses)	(8,314,113)	(229,075)
Change in unrealized appreciation (depreciation) on
affiliated Portfolios	2,777,490	166,078

Net Realized and Unrealized Gain (Loss) on
Investments	(5,536,623)	(62,997)

Net Increase (Decrease) in Net Assets Resulting
from Operations	$(7,256,225)	$(84,352)

The accompanying notes are an integral part of these financial statements.

FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Statements of Changes in Net Assets

	Six Months
	Ended
HATTERAS ALPHA HEDGED	June 30, 2010	Year Ended
STRATEGIES FUND	(Unaudited)	December 31, 2009
Operations:
Net investment (loss)	$(1,719,602)	$(3,993,371)
Net realized gain (loss) on affiliated
Portfolios	(8,314,113)	(80,897,347)
Change in unrealized appreciation
(depreciation) on affiliated
Portfolios	2,777,490	130,201,948
Net Increase (Decrease) in Net Assets
Resulting from Operations	(7,256,225)	45,311,230
Dividends and Distributions to Shareholders:
Net Investment Income:
No Load Shares	—	(14,230,526)
Class C Shares	—	(1,159,412)
Capital Gain Distribution:
No Load Shares	—	—
Class C Shares	—	—
Total Dividends and Distributions	—	(15,389,938)
Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	93,463,715	89,718,594
Proceeds from shares issued to holders in
reinvestment of
dividends	—	13,006,147
Cost of shares redeemed	(59,527,164)	(207,487,920)
C Shares:
Proceeds from shares issued	2,541,839	4,016,690
Proceeds from shares issued to holders in
reinvestment of dividends	—	1,019,575
Cost of shares redeemed	(4,164,793)	(14,143,695)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions	32,313,597	(113,870,609)
Total Increase (Decrease) in Net Assets	25,057,372	(83,949,317)
Net Assets:
Beginning of period	259,342,691	343,292,008
End of period*	$284,400,063	$259,342,691
* Including undistributed net
investment income (loss)	$(1,406,802)	$312,800

The accompanying notes are an integral part of these financial statements.

SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Statements of Changes in Net Assets (continued)

	Six Months
	Ended
HATTERAS BETA HEDGED	June 30, 2010	Year Ended
STRATEGIES FUND	(Unaudited)	December 31, 2009
Operations:
Net investment (loss)	$(21,355)	$(71,070)
Net realized gain (loss) on affiliated
Portfolios	(229,075)	(1,973,475)
Change in unrealized appreciation
(depreciation) on affiliated
Portfolios	166,078	3,106,099
Net Increase (Decrease) in Net Assets
Resulting from Operations	(84,352)	1,061,554
Dividends and Distributions to Shareholders:
Net Investment Income:
No Load Shares	—	—
Class C Shares	—	—
Capital Gain Distribution:
No Load Shares	—	—
Class C Shares	—	—
Total Dividends and Distributions	—	—
Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	261,743	896,125
Proceeds from shares issued to holders in
reinvestment of dividends	—	—
Cost of shares redeemed	(1,688,008)	(2,615,721)
C Shares:
Proceeds from shares issued	7,124	65,952
Proceeds from shares issued to holders in
reinvestment of dividends	—	—
Cost of shares redeemed	(184,718)	(552,621)
Net Increase (Decrease) in Net Assets
from Capital Share Transactions	(1,603,859)	(2,206,265)
Total Increase (Decrease) in Net Assets	(1,688,211)	(1,144,711)
Net Assets:
Beginning of period	4,834,811	5,979,522
End of period*	$3,146,600	$4,834,811
* Including undistributed net
investment income (loss)	$(21,355)	$—

The accompanying notes are an integral part of these financial statements.

SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Statement of Cashflows
For the six months ended June 30, 2010 (Unaudited)

Alpha

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(7,256,225)
Adjustments to reconcile net decrease in net assets
resulting from operations to net cash used in
operating activities:
Net realized (gain) loss on:
Sale of affiliated UFT Portfolios	9,547,819
Change in unrealized (appreciation) depreciation
on affiliated UFT Portfolios	(2,777,490)
Changes in assets and liabilities:
Dividends and interest receivable	(322)
Receivable for investments sold	3,169,504
Accrued distribution fees	(26,702)
Accrued shareholder servicing fee	4,234
Accrued interest expense	83,334
Accrued operating services fee	10,645
Purchases of affiliated UFT portfolios	(109,028,167)
Sales of affiliated UFT portfolios	73,283,721
Net sales of repurchase agreements	1,072,487
Net cash provided by operating activities	(31,917,162)
Cash flows from financing activities:
Proceeds from shares issued	96,005,554
Receivable for Fund shares issued	120,409
Payable for Fund shares redeemed	(612,678)
Payment on shares redeemed	(63,691,957)
Cash distributions paid	—
Short-term borrowing on credit facility	—
Net cash used by financing activities	31,821,328
Net change in cash for the period	(95,834)
Cash, beginning of year	95,834
Cash, end of year	$—
Supplemental information:
Cash paid for interest on loan outstanding	$187,160
Noncash financing activities consisting of
reinvestments of distributions	$—

The accompanying notes are an integral part of these financial statements.

  EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited)

1.	ORGANIZATION

Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Hatteras Alpha Hedged Strategies Fund (“Alpha”) and Hatteras Beta Hedged Strategies Fund (“Beta”) (the “Funds”) (until August 30, 2010, Hatteras Alpha Hedged Strategies Fund was known as Alpha Hedged Strategies Fund and Hatteras Beta Hedged Strategies Fund was known as Beta Hedged Strategies Fund.) Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate statements as their performance has impacted the results of Alpha and Beta.

The Funds offer No Load Shares and Class C Shares. The Class C Shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%. The Class C shares do not charge a shareholder servicing fee.

Underlying Funds Trust (the “UFT”), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006 Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the “Portfo-lio(s)”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

On July 7, 2009, Alternative Investment Partners, LLC (the previous name of the advisor to the Trust and the UFT), entered into a Securities Purchase Agreement (“SPA”) pursuant to which Hatteras Capital Investment Management, LLC (“HCIM”), a registered investment adviser located in Raleigh, North Carolina, purchased 55% of the membership interests of Alternative Investment Partners, LLC from an affiliate of Asset Alliance Corporation, subject to certain conditions. The

NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

1.	ORGANIZATION (CONTINUED)
purchase transaction was completed on September 15, 2009, when Alternative Investment Partners, LLC changed its name to Hatteras Alternative Mutual Funds, LLC (the “Advisor”). At a special meeting of combined shareholders held on September 9, 2009, the shareholders approved a new advisory agreement between the UFT and the Advisor.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies that are in conformity with U.S. generally accepted accounting principles and which are followed consistently by the Funds in the preparation of their financial statements.

a.	Basis of Accounting
The Funds’ and the UFT accounting and reporting policies conform with generally accepted accounting principles within the United States (“U.S. GAAP “).

b.	Cash
Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Funds’ and the UFT have not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.	Valuation of Investments
Security Valuation
The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (“NOCP”). Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values

 TEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
c.	Valuation of Investments (continued)
obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets. The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally

ELEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
c.	Valuation of Investments (continued)
traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2010:

Alpha	Level 1	Level 2	Level 3	Total

Underlying Funds Trust	$ —	$279,713,467	$ —	$279,713,467
Repurchase Agreements	—	5,797,450	—	5,797,450

Total Investments in Securities	$ —	$285,510,917	$ —	$285,510,917

Beta	Level 1	Level 2	Level 3	Total

Underlying Funds Trust	$ —	$3,000,211	$ —	$3,000,211
Repurchase Agreements	—	155,478	—	155,478

Total Investments in Securities	$ —	$3,155,689	$ —	$3,155,689

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent Alpha and Beta’s investments in shares of the UFT (Level 2) and repurchase agreements (Level 2). The investments and other financial instruments held by the UFT have separate level categorizations which can be found in their financial statements.

TWELVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
d.	Investment Income
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

Investment and shareholder transactions in the UFT Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the UFT are in conformity with U.S. generally accepted accounting principles.

e.	Income Taxes and Distributions
The Funds intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2009. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2009, open Federal and New York tax years include the tax years ended December 31, 2007 through December 31, 2009. The Funds have no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

For the six months ended June 30, 2010, Alpha received $1,233,706 in short-term capital gain from Income Arbitrage Portfolio — 1.

THIRTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
f.	Use of Estimates
The preparation of the financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

g.	Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

h.	Derivatives
Swaps
Unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. Realized and unrealized gains and losses on swap derivative positions are included in the Statement of Operations under Swap contracts. At June 30, 2010, there were no outstanding swap positions in any of the Portfolios, although there had been activity in certain portfolios for the interim period ended June 30, 2010.

3.	UNDERLYING FUNDS TRUST
Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

FOURTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

3.	UNDERLYING FUNDS TRUST (CONTINUED)
In 2009, the Board authorized and ratified certain updates regarding the renaming of certain series of UFT the purchase of all of the assets of certain series of UFT by other series of UFT, in accordance with the requirements of Rule 17a-7 (“17a-7 transactions”) of the 1940 Act, as amended. As of December 31, 2009, the UFT consisted of the following Portfolios:

•	Event Driven
•	Long/Short Equity
•	Market Neutral Equity
•	Relative Value
•	Income Arbitrage Portfolio — 1
•	Energy and Natural Resources Portfolio.

In January 2010, the assets of Energy and Natural Resources Portfolio were transferred to Long/Short Equity. In June 2010, the assets of Income Arbitrage Portfolio —1 were transferred to Relative Value. These purchases were funded via subscriptions from Alpha and Beta. The results of investment in these funds are shown in these statements because Alpha and Beta invested in the funds during the period.

For federal income tax purposes these consolidations between the Portfolios were considered nontaxable reorganizations under Section 368(a)(1)(D) of the Internal Revenue Code, as amended in 1986. Therefore no capital gain or loss will be realized by the closing Portfolios in the consolidation process. The securities transferred from the closing funds to the four remaining funds through the consolidation will retain their original tax cost basis that they previously held prior to the consolidation.

For book purposes, the securities transferred from the closing Portfolios to the four surviving Portfolios have a new cost basis equal to the current value on the date of the transfer. The closing Portfolios recognized realized gains and losses upon transfer of these securities.

Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and is only available to affiliated, publicly offered Funds.

FIFTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

3.	UNDERLYING FUNDS TRUST (CONTINUED)
Investment Concentration
At June 30, 2010 for Alpha and Beta Funds, the investment concentrations in the UFT Portfolios were as follows:

	Alpha	Beta

Event Driven	98.47%	1.53%
Long/Short Equity	98.21%	1.79%
Market Neutral Equity	100.00%	0.00%
Relative Value	99.24%	0.76%

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in Securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

SIXTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

3.	UNDERLYING FUNDS TRUST (CONTINUED)
Distressed Securities Strategies: The Portfolio may employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Merger Arbitrage — long and short positions in securities involved in an announced merger deal.

Long/Short Equity

Investment Objective
Long/Short Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Long/Short Equity Strategies: The Portfolio will utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of

SEVENTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

3.	UNDERLYING FUNDS TRUST (CONTINUED)
volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Market Neutral Equity

Investment Objective
Market Neutral Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Equity Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take

EIGHTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

3.	UNDERLYING FUNDS TRUST (CONTINUED)
advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value

Investment Objective
Relative Value seeks to achieve current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies. The Portfolio has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategies to be employed by the Portfolio include:

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Convertible Bond Arbitrage— hedged investing in the convertible bond securities of a company. A typical position would be long the convertible bond and short the common stock of the same company. This may also include Fixed Income or Interest Rate Arbitrage, which includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit

NINETEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

3.	UNDERLYING FUNDS TRUST (CONTINUED)
default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

Financial Information
The selected financial information presented below is for the Portfolios of the UFT.

	Six Months Ended		Year Ended
	June 30, 2010		December 31,
	(Unaudited)		2009
	Total	Portfolio	Total	Portfolio
	Return	Turnover Rate	Return	Turnover Rate

Event Driven	3.32%	102%	48.68%	255%
Long Short Equity	-9.30%	273%	3.80%	517%
Market Neutral Equity	-2.69%	127%	-12.46%	293%
Relative Value	3.35%	53%	42.21%	116%

Financial Instruments
As the Funds invest in the UFT, they are indirectly investing in the financial instruments held by the UFT. The paragraphs below describe in further detail some of the financial instruments used by the UFT.

TWENTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

3.	UNDERLYING FUNDS TRUST (CONTINUED)
Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Short Sales
The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Futures Contracts
The Portfolios may purchase and sell futures contracts. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Relative Value uses futures contracts to maintain appropriate duration and convexity levels and to execute long/ short strategies or take short risk positions. With futures, there is minimal counter-party credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts

TWENTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

3.	UNDERLYING FUNDS TRUST (CONTINUED)
or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency Transactions
The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Forward Currency Exchange Contracts
The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counterparty credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use

TWENTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

3.	UNDERLYING FUNDS TRUST (CONTINUED)
options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Swaps
Relative Value may enter into credit default swaps for investment purposes, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying reference obligation in exchange for the underlying reference obligation. If a Portfolio is a buyer and no event of default occurs, the Portfolio will have made a

TWENTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

3.	UNDERLYING FUNDS TRUST (CONTINUED)
stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Portfolio, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default. As a seller, the Portfolio receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Portfolio would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by the Portfolio coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Relative Value is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counter-parties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Certain swap agreements between investment companies and counterparties contain terms which grant the counter-party the right to terminate the swap and demand settlement if the net asset value of the investment company has fallen by a specified percentage or below a specified value. Concentrations associated with such instruments may create risk associated with the timing of funding liabilities arising from these agreements. Any election by the counterparty to early terminate may impact the amounts reported in the financial statements.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books

TWENTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

3.	UNDERLYING FUNDS TRUST (CONTINUED)
until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. There were no credit default swaps agreements outstanding as of June 30, 2010 for which a Fund is the seller of protections.

Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in

TWENTY-FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

3.	UNDERLYING FUNDS TRUST (CONTINUED)
which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Federal Income Taxes
The Portfolios intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Portfolio Holdings Information
The Board of Trustees of the Trust has adopted policies to ensure that any disclosure of information about a Portfolio’s portfolio holdings is in the best interest of investors. The portfolio holdings disclosure policies govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Portfolio. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Trust. Disclosure of each Portfolio’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete list of a Portfolio’s portfolio holdings, shown pro rata by each Fund’s relative allocation, as of each calendar quarter-end is also available on the Trust’s website at www.hatterasmutualfunds.com within 60 days after the calendar quarter-end.

TWENTY-SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

4.	INVESTMENT TRANSACTIONS
Purchases and sales of the UFT Portfolios for the year ended June 30, 2010 (excluding short-term investments) were as follows:

	Alpha		Beta
	Purchases	Sales	Purchases	Sales

The Energy and Natural Resources Portfolio	$2,355	$(1,016,291)	$—	$(48,339)
Event Driven	12,009,041	(12,957,259)	—	(304,215)
The Income Arbitrage-1 Portfolio	296,502	(18,433,530)	—	(205,103)
Long Short Equity	38,781,021	(13,244,099)	100,000	(560,585)
Market Neutral Equity	15,069,293	(4,500,000)	—	—
Relative Value	42,869,955	(23,132,542)	—	(589,753)

Total Purchases and Sales	$109,028,167	$(73,283,721)	$100,000	$(1,707,995)

5.	FEDERAL INCOME TAXES
The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows:

	Alpha	Beta
Cost of Investments	$263,779,839	$4,765,986
Gross tax unrealized appreciation	8,866,728	353,127
Gross tax unrealized depreciation	(15,037,280)	(393,680)

Net tax unrealized appreciation (depreciation)	$(6,170,552)	$(40,553)

At December 31, 2009, the components of distributable earnings/(losses) on a tax basis were as follows:

	Alpha	Beta
Net unrealized appreciation (depreciation)	$(6,170,552)	$(40,553)
Undistributed ordinary income	—	—
Capital loss carryover	(59,710,837)	(6,600,481)
Other accumulated earnings/(losses)	1,258,633	—

Total accumulated earnings/(losses)	$(64,622,756)	$(6,641,034)

  TWENTY-SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

5.	FEDERAL INCOME TAXES (CONTINUED)
The tax character of distributions for the Funds was as follows:

Year Ended
December 31, 2009
	Alpha	Beta
Distributions paid from:
Ordinary income	$15,389,938	$—
Long-term capital gain	—	—

	$15,389,938	$—

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2009.

As of December 31, 2009, the Portfolios had accumulated capital loss carryovers of:

	Capital Loss
	Carryover	Expires
Alpha*	$39,861,885	12/31/2015
Beta	4,682,713	12/31/2016
Beta	1,917,768	12/31/2017
Alpha^	19,848,952	12/31/2016

*	The entire amount of $39,861,885 is related to the closing of the Equity Options Overlay Portfolio, the Long/Short-Equity Global Portfolio, and the Global Hedged Income Portfolio.

^	The entire amount of $19,848,952 is related to the merger of the Long/Short Equity-Health-care/Biotech Portfolio, the Long/Short Equity-REIT Portfolio and the Global Hedged Income Portfolio.

6.	OPERATING SERVICES AGREEMENTS AND OTHER EXPENSE AGREEMENTS
The Advisor provides virtually all day-to-day services to the Funds under an Operating Services Agreement. Under this Operating Services Agreement, the Advisor receives an annual fee of 0.74% of the Funds’ average daily net assets. For the six months ending June 30, 2010, Alpha and Beta paid the Advisor $1,024,464 and $14,141, respectively, pursuant to this Operating Services Agreement.

TWENTY-EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

6.	OPERATING SERVICES AGREEMENTS AND OTHER EXPENSE AGREEMENTS (CONTINUED)
The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Advisor receives an annual shareholder service fee equal to 0.25% of Alpha and Beta’s No Load Class shares’ average daily net assets. For the six months ending June 30, 2010, Alpha and Beta paid the Advisor $318,922 and $3,949, respectively, pursuant to this shareholder servicing fee.

The Alpha and Beta Class C shares are subject to a Rule 12b-1 Distribution Plan. The 12b-1 fee is in the amount of 1.00% of the average daily net assets attributable to Class C shares. For the six months ending June 30, 2010, Alpha and Beta Class C shares paid a distribution fee of $108,723 and $3,315, respectively.

The Funds indirectly incur expenses through their investment in the UFT Portfolios. The Advisor receives an advisory fee, payable monthly, for the performance of advisory services to the UFT Portfolios at an annual rate of 2.50% of the average daily net assets of the Portfolios. The advisory fee will be accrued daily for the purpose of determining the offering and redemption price of the Portfolios’ shares. Additionally, the Portfolios have entered into an operating services agreement, under which each Portfolio pays the Advisor 0.50% of such Portfolio’s average daily net assets.

Upon investing in the Portfolios an indirect annualized expense of 3.00% is incurred by the Funds. The combined effect of the Operating Services Agreement, the shareholder servicing fee, and the indirect expense incurred by investing in the Portfolios is to place a cap or ceiling on each Funds’ ordinary annual operating expenses at 3.99% of the average net assets for No Load shares and 4.74% for Class C shares, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

TWENTY-NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

7.	CAPITAL SHARE TRANSACTIONS
Transactions in shares of each Portfolio were as follows:

	Alpha	Alpha	Beta	Beta
	No Load	Class C	No Load	C Class
Shares outstanding, December 31,
2008	35,166,763	3,231,641	628,907	135,482
Shares sold	9,203,026	416,760	103,216	8,179
Shares issued to shareholders in
reinvestment of distributions	1,300,581	102,676	—	—
Shares redeemed	(21,972,745)	(1,496,073)	(309,642)	(63,923)

Shares outstanding, December 31,
2009	23,697,625	2,255,004	422,481	79,738
Shares sold	9,268,924	253,947	26,778	737
Shares issued to shareholders in
reinvestment of distributions	—	—	—	—
Shares redeemed	(5,938,760)	(416,829)	(172,404)	(19,252)

Shares outstanding, June 30, 2010	27,027,789	2,092,122	276,855	61,223

8.	CREDIT FACILITY
Alpha utilizes a credit facility in order to trade the UFT Portfolios. Additionally, Alpha’s investments in the UFT are pledged as collateral for the credit facility.

Deutsche Bank has made available to the Funds a credit facility pursuant to a Loan and Pledge Agreement (“Agreement”) dated August 8, 2008 for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Funds or Deutsche Bank. The Agreement was amended on October 30, 2009, extending the facility until October 29, 2010. Alpha may borrow up to 27.5% of the fund’s net assets, with a maximum principal amount of $50,000,000.

At June 30, 2010, no amount was outstanding under the Agreement. The maximum amount outstanding during the period ending June 30, 2010 under all credit facilities for Alpha was $20,000,000. For the same period Alpha had an outstanding average daily balance of $12,678,571, under the credit facility. For the six months ended June 30, 2010, the weighted average rate paid on the loan for Alpha was 1.31%. As collateral for the loan, Alpha is required under the loan and pledge agreements to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral

 THIRTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

8.	CREDIT FACILITY (CONTINUED)
is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

9.	NEW ACCOUNTING PRONOUNCEMENTS
In January 2010, new accounting guidance was issued that requires enhanced disclosures about fair value measurements in the financial statements effective for fiscal years and interim periods beginning after December 15, 2010. Management expects that adoption of this guidance will have no impact on the Funds’ net assets or results of operations.

10.	SUBSEQUENT EVENTS
In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

  THIRTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

11.	FINANCIAL HIGHLIGHTS

	No Load
	Six Months Ended June 30,								Period from August 1, 2006 through
	2010		Year Ended December 31,						December 31,		Year Ended July 31,
Hatteras Alpha Hedged Strategies Fund	(Unaudited)		2009		2008		2007		20061		2006		2005

Per Share Data2:
Net Asset Value, Beginning of Period	$10.00		$8.95		$13.30		$13.27		$12.85		$12.10		$10.73
Gain (Loss) from Investment Operations:
Net investment income (loss)3,8	(0.06)		(0.13)		(0.16)		0.04		0.10		(0.05	)7	(0.09)
Net realized and unrealized gain (loss) on investments	(0.17)		1.80		(4.04)		1.02		0.32		0.84	7	1.46
Total Gain (Loss) from Investment Operations	(0.23)		1.67		(4.20)		1.06		0.42		0.79		1.37
Less Dividends and Distributions:
Net investment income	—		(0.62)		(0.13)		(0.25)		—		(0.04)		—
Net realized gains	—		—		(0.02)		(0.78)		—		—		—
Total Dividends and Distributions	—		(0.62)		(0.15)		(1.03)		—		(0.04)		—
Net Asset Value, End of Period	$9.77		$10.00		$8.95		$13.30		$13.27		$12.85		$12.10
Total Return	(2.30	)%5	18.95%		(31.63)%		8.25%		3.27	%5	6.56%		12.77%
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$264,174		$236,957		$314,600		$704,681		$279,109		$245,399		$123,035
Ratio of expenses including dividends on short
positions and interest expense to average net assets:	4.90	%4,6,9	5.97	%4,9	5.84	%4,9	6.10	%4,9	4.51	%4,6	5.75	%4	4.96%
Ratio of expenses excluding dividends on short
positions and interest expense to average net assets:	3.99	%4,6	3.99	%4	3.99	%4	3.99	%4	3.99	%4,6	3.99	%4	3.99%
Ratio of net investment income (loss) including
dividends on short positions and interest expense to
average net assets:	(1.19	)%6	(1.35)%		(1.32)%		0.32%		1.92	%6	(0.42	)%7	(0.88)%
Ratio of dividends on short positions and interest
expense to average net assets:	0.91	%6,9	1.98	%9	1.85	%9	2.11	%9	0.52	%6	1.76%		0.97%
Portfolio turnover rate	27%		54%		19%		0%		3%		137%		112%

1	The fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3
Net investment income (loss) per share before interest expense and dividends on short positions for the six months ended June 30, 2010, the years ended December 31, 2009, December 31, 2008, and December 31, 2007, the period ended December 31, 2006, and years ended July 31, 2006, and July 31, 2005, was ($0.05), ($0.09), ($0.05), $0.18, $0.13, $0.21, and $0.01, respectively.

4
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
8	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
9	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

THIRTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

11.	FINANCIAL HIGHLIGHTS (CONTINUED)

	Class C
									Period from
	Six Months								August 1,
	Ended								20061
	June 30,								through
	2010		Year Ended December 31,						December 31,
Hatteras Alpha Hedged Strategies Fund	(Unaudited)		2009		2008		2007		2006

Per Share Data:2
Net Asset Value, Beginning of Period	$9.93		$8.88		$13.18		$13.21		$12.85
Gain (Loss) from Investment Operations:
Net investment income (loss)3,7	(0.10)		(0.20)		(0.24)		(0.06)		0.26
Net realized and unrealized gain (loss) on
investments	(0.16)		1.79		(3.99)		1.01		0.10
Total Gain (Loss) from Investment Operations	(0.26)		1.59		(4.23)		0.95		0.36
Less Dividends and Distributions:
Net investment income	—		(0.54)		(0.06)		(0.23)		—
Net realized gains	—		—		(0.01)		(0.75)		—
Total Dividends and Distributions	—		(0.54)		(0.07)		(0.98)		—
Net Asset Value, End of Period	$9.67		$9.93		$8.88		$13.18		$13.21
Total Return	(2.72	)%5	18.13%		(32.17)%		7.60%		2.80	%5
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$20,226		$22,386		$28,692		$37,048		$3,461
Ratio of expenses including dividends on
short positions and interest expense to
average net assets:	5.65	%4,6,8	6.72	%4,8	6.59	%4,8	6.85	%4,8	5.26	%4,6
Ratio of expenses excluding dividends on
short positions and interest expense to
average net assets:	4.74	%4,6	4.74	%4	4.74	%4	4.74	%4	4.74	%4,6
Ratio of net investment income (loss)
including dividends on short positions and
interest expense to average net assets:	(1.94	)%6	(2.10)%		(2.07)%		(0.43)%		4.76	%6
Ratio of dividends on short positions and
interest expense to average net assets:	0.91	%6,8	1.98	%8	1.85	%8	2.11	%8	0.52	%6
Portfolio turnover rate	27%		54%		19%		0%		3%

1	Commencement of operations.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3
Net investment income (loss) per share before interest expense and dividends on short positions for the six months ended June 30, 2010, the years ended December 31, 2009, December 31, 2008, and December 31, 2007, and the period ended December 31, 2006 was ($0.09), ($0.16), ($0.13), $0.07 and $0.29, respectively.

4
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
8	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

THIRTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

11.	FINANCIAL HIGHLIGHTS (CONTINUED)

	No Load
									Period from		Period from
	Six Months								August 1,		April 28,
	Ended								2006		2006(1)
	June 30,								through		through
	2010		Year Ended December 31,						December 31,		July 31,
Hatteras Beta Hedged Strategies Fund	(Unaudited)		2009		2008		2007		20062		2006
Per Share Data3:
Net Asset Value, Beginning of Period	$9.66		$7.84		$12.47		$12.10		$11.52		$12.50
Gain (Loss) from Investment Operations:
Net investment income (loss)4,9	(0.05)		(0.10)		(0.23)		0.04		(0.07)		(0.02	)8
Net realized and unrealized gain (loss) on
investments	(0.26)		1.92		(4.39)		1.18		0.65		(0.96	)8
Total Gain (Loss) from Investment Operations	(0.31)		1.82		(4.62)		1.22		0.58		(0.98)
Less Dividends and Distributions:
Net investment income	—		—		(0.01)		(0.06)		—		—
Net realized gains	—		—		(0.00	)11	(0.79)		—		—
Total Dividends and Distributions	—		—		(0.01)		(0.85)		—		—
Net Asset Value, End of Period	$9.35		$9.66 $		7.84		$12.47		$12.10		$11.52
Total Return	(3.31	%)6	23.34%		(37.03)%		10.35%		5.03	%6	(7.84	)%6
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$2,588		$4,081		$4,932		$29,149		$5,412		$5,676
Ratio of expenses including dividends on
short positions and interest expense to
average net assets:	4.46	%5,7,10	4.82	%5,10	6.13	%5,10	5.97	%5,10	5.09	%5,7	5.07	%5,7
Ratio of expenses excluding dividends on
short positions and interest expense to
average net assets:	3.99	%5,7	3.99	%5	3.99	%5	3.99	%5	3.99	%5,7	3.99	%5,7
Ratio of net investment income (loss)
including dividends on short positions and
interest expense to average net assets:	(0.99	)%7	(1.21)%		(2.09)%		0.30%		(1.36	)%7	(0.54	)%7,8
Ratio of dividends on short positions and
interest expense to average net assets:	0.47	%7,10	0.83	%10	2.14	%10	1.98	%10	1.10	%7	1.08	%7
Portfolio turnover rate	3%		82%		11%		0%		1%		0%

1	Commencement of operations.
2	The fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.
3	Information presented relates to a share of capital stock outstanding for the entire period.
4
Net investment income (loss) per share before interest expense and dividends on short positions for the six months ended June 30, 2010, the years ended December 31, 2009, December 31, 2008, and December 31, 2007 and the periods ended December 31, 2006 and July 31, 2006 was ($0.05), ($0.08), ($0.07), $0.21, ($0.01) and $0.05, respectively.

5
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 for a further explanation of the expense arrangements.

6	Not Annualized.
7	Annualized.
8	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
9	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
10	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
11	Amount is less than $0.005 per share.

THIRTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Notes to Financial Statements
June 30, 2010 (Unaudited) (continued)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	Class C
									Period
									Ended
	Six Months								August 1,
	Ended								20061
	June 30,								through
	2010		Year Ended December 31,						December 31,
Hatteras Beta Hedged Strategies Fund	(Unaudited)		2009		2008		2007		2006

Per Share Data2:
Net Asset Value, Beginning of Period	$9.46		$7.73		$12.39		$12.06		$11.52
Gain (Loss) from Investment Operations:
Net investment income (loss)3,7	(0.08)		(0.16)		(0.30)		(0.06)		(0.34)
Net realized and unrealized gain (loss) on
investments	(0.26)		1.89		(4.35)		1.18		0.88
Total Gain (Loss) from Investment Operations	(0.34)		1.73		(4.65)		1.12		0.54
Less Dividends and Distributions:
Net investment income	—		—		(0.01)		(0.03)		—
Net realized gains	—		—		(0.00	)9	(0.76)		—
Total Dividends and Distributions	—		—		(0.01)		(0.79)		—
Net Asset Value, End of Period	$9.12		$9.46		$7.73		$12.39		$12.06
Total Return	(3.59	)%5	22.54%		(37.54)%		9.68%		4.69	%5
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$558		$754		$1,047		$1,262		$41
Ratio of expenses including dividends on short
positions and interest expense to average net assets:	5.21	%4,6,8	5.57	%4,8	6.88	%4,8	6.72	%4,8	5.84	%4,6
Ratio of expenses excluding dividends on short
positions and interest expense to average net assets:	4.74	%4,6	4.74	%4	4.74	%4	4.74	%4	4.74	%4,6
Ratio of net investment income (loss) including
dividends on short positions and interest expense
to average net assets:	(1.74	)%6	(1.96)%		(2.84)%		(0.45)%		(6.91	)%6
Ratio of dividends on short positions and interest
expense to average net assets:	0.47	%6,8	0.83	%8	2.14	%8	1.98	%8	1.10	%6
Portfolio turnover rate	3%		82%		11%		0%		1%

1	Commencement of operations.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3
Net investment income (loss) per share before interest expense and dividends on short positions for the six months ended June 30, 2010, the years ended December 31, 2009, December 31, 2008, and December 31, 2007, and the period ended December 31, 2006, was ($0.08), ($0.15), ($0.14), $0.11 and ($0.28), respectively.

4
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short positions. See Note 6 for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
8	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
9	Amount is less than $0.005 per share.

THIRTY-FIVE

Notice of Privacy Policy & Practices

Your privacy is important to us. We are committed to maintaining the confidentiality, integrity and security of your personal information. When you provide personal information, we believe that you should be aware of policies to protect the confidentiality of that information.

We collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

THIRTY-SIX

Investment Advisor
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

Distributor
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

Administrator And Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Legal Counsel
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

Independent Registered Public Accounting Firm
KPMG LLP
777 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

Toll Free Telephone Number:
1-877-569-2382

The Fund’s Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge upon request by calling 1-877-569-2382.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2009 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

This report must be accompanied or preceded by the Funds’ current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

Please see the attached financial statements as of June 30, 2010.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Hatteras Alternative Mutual Funds Trust

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date    9/07/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date    9/07/10

By (Signature and Title)    /s/ Lance Baker
Lance Baker, Chief Financial Officer and Treasurer

Date    9/07/10